Pension and Post-Retirement and Post-Employment Benefits - Schedule of Projected Benefit Obligation (PBO), Accumulated Benefit Obligation (ABO) and Fair Value of Plan Assets (Detail) - Pension Benefits [Member] - CAD
CAD in Millions
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
PBO	CAD 7,683	CAD 7,535	CAD 6,576
ABO	7,020	6,887
Fair value of plan assets	CAD 6,731	CAD 6,299	CAD 5,731